Other long-term debt (Tables)	12 Months Ended
Dec. 31, 2021
Other Long-term Debt
The following table shows the movement of the SBA Loan during the year:

The following table shows the movement of the SBA Loan during the year:

Amount
Balance, December 31, 2020	$-
Mergers and Acquisitions (Note 5)	144,948
Accretion	3,424
Payments	(5,561)
Effect of movement in exchange rates	4,634
Balance, December 31, 2021	147,445
Current portion of other long-term debt	11,121
Other long-term debt	$136,324